Income Taxes - Current and Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
U.S. federal	$ 26,734	$ 20,382	$ 25,136
State and local	613	4,822	4,091
Foreign	1,358	1,029	842
Current income tax expense	28,705	26,233	30,069
Deferred
U.S. federal	(5,858)	(12,584)	(42,047)
State and local	(1,825)	798	(4,826)
Foreign	(52)	(46)
Deferred income tax benefit	(7,735)	(11,832)	(46,873)
Total income tax expense (benefit)	$ 20,970	$ 14,401	$ (16,804)